Restructuring Charges and Other, Net - Schedule of Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Employee Severance [Member]	Sep. 30, 2012 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member]	Dec. 31, 2012 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Restructuring Charges [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Restructuring Charges [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Restructuring Charges [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Sales to Returns [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Sales to Returns [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Sales to Returns [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Cost of Sales [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Cost of Sales [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Cost of Sales [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Selling, General and Administrative Expenses [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Selling, General and Administrative Expenses [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Employee Severance [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Employee Severance [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Employee Severance [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Other Restructuring Costs [Member]		Dec. 31, 2012 2012 Restructuring Program [Member] Other Restructuring Costs [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other, net	$ (1.5)	$ 21.0	$ 1.8	$ 21.0	$ 20.7	$ 0	$ (0.3)	$ (0.2)	$ 24.1	$ 2.2	$ 24.1		$ 1.8	[1]	$ 20.7		$ 0	[2]	$ 1.6 [2]		$ 0.2	[3]	$ 1.2 [3]		$ 0.2	[4]	$ 0.6 [4]		$ 2.6	[1]	$ 18.4 [5]		$ (0.8)	[6]	$ 2.3
Restructuring and related cost, cost incurred to date												26.3				22.5				1.6 [2]				1.4 [3]				0.8 [4]				21.0				1.5
Total expected charges										$ 26.5 [6]			$ 22.7	[6]			$ 1.6	[2],[6]			$ 1.4	[3],[6]			$ 0.8	[4],[6]			$ 21.0	[6]			$ 1.7	[6]

[1]	During the nine months ended September 30, 2013, the Company recorded additional charges related to the September 2012 Program primarily due to changes in estimates related to severance and other termination benefits, partially offset by a $2.5 million gain on the July 2013 sale of the Company's manufacturing facility in France.
[2]	Returns are recorded as a reduction to net sales in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).
[3]	Inventory write-offs are recorded within cost of sales in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).
[4]	Other charges are recorded within SG&A expenses within the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).
[5]	Included within the $18.4 million of employee severance and other personnel benefits is a net pension curtailment gain of $1.5 million recognized in the year ended December 31, 2012.
[6]	Included within the $(0.8) million of other is a $2.5 million gain on the July 2013 sale of the Company's manufacturing facility in France, which was recognized in the third quarter of 2013.